CULLEN FUNDS TRUST

Supplement dated July 15, 2009

to

Prospectus dated October 28, 2008

Cullen High Dividend Equity Fund (the “Fund”) Retail Class and Class I

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

At a special meeting (the “Meeting”) held on May 7, 2009, the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), voted to terminate the custody agreement with U.S. Bank, N.A. (“USB”) and the administrative, transfer agent, dividend disbursing and fund accounting services arrangements with U.S. Bancorp Fund Services, LLC (“USBFS”). The Board also voted to terminate the distribution agreement with Quasar Distributors, LLC.

At the Meeting, the Board approved on behalf of the Fund: (i) a new transfer agent and dividend disbursing agent arrangement with ALPS Fund Services, Inc. (“ALPS”); (ii) a new custody agreement with The Bank of New York Mellon (“BNYM”); (iii) a new fund administration and accounting agreement with BNYM; and (iv) a new distribution agreement with ALPS Distributors, Inc. (“ALPS Distributors”).

The new custody agreement and new fund administration and accounting agreement with BNYM became effective on July 1, 2009 and all references to USB as custodian and USBFS as administration and accounting agent are replaced with BNYM. Effective July 27, 2009, the changes to the Fund’s transfer agent, dividend disbursing agent and distributor will be implemented.

Transfer Agent and Dividend Disbursing Agent

Effective July 27, 2009:
All references to USBFS as transfer agent and dividend disbursing agent in the Prospectus should be deleted and replaced with ALPS. In addition, all references to the address of the Transfer Agent should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Distributor

Effective July 27, 2009:
All references to Quasar Distributors, LLC in the Prospectus should be deleted and replaced with ALPS Distributors. In addition, all references to the address of the Distributor should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Effective July 27, 2009, the addresses under the heading “Buying Shares” beginning on page 11 of the Prospectus and the heading “Selling Shares” beginning on page 14 of the Prospectus are replaced with the following addresses:

Regular Mail	Overnight Delivery
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

Effective July 27, 2009, the bank account information under the subsection titled: “For Subsequent Investments—By Wire” on page 13 of the Prospectus should be deleted entirely and replaced with the following:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA# 011000028
DDA# 00515114
Account Name: Cullen Funds
Further credit: Cullen High Dividend Equity Fund
(your name or the title of the account)
(your account #)

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

CULLEN FUNDS TRUST

Supplement dated July 15, 2009

to

Prospectus dated October 28, 2008

Cullen High Dividend Equity Fund (the “Fund”) Class C

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

At a special meeting (the “Meeting”) held on May 7, 2009, the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), voted to terminate the custody agreement with U.S. Bank, N.A. (“USB”) and the administrative, transfer agent, dividend disbursing and fund accounting services arrangements with U.S. Bancorp Fund Services, LLC (“USBFS”). The Board also voted to terminate the distribution agreement with Quasar Distributors, LLC.

At the Meeting, the Board approved on behalf of the Fund: (i) a new transfer agent and dividend disbursing agent arrangement with ALPS Fund Services, Inc. (“ALPS”); (ii) a new custody agreement with The Bank of New York Mellon (“BNYM”); (iii) a new fund administration and accounting agreement with BNYM; and (iv) a new distribution agreement with ALPS Distributors, Inc. (“ALPS Distributors”).

The new custody agreement and new fund administration and accounting agreement with BNYM became effective on July 1, 2009 and all references to USB as custodian and USBFS as administration and accounting agent are replaced with BNYM. Effective July 27, 2009, the changes to the Fund’s transfer agent, dividend disbursing agent and distributor will be implemented.

Transfer Agent and Dividend Disbursing Agent

Effective July 27, 2009:
All references to USBFS as transfer agent and dividend disbursing agent in the Prospectus should be deleted and replaced with ALPS. In addition, all references to the address of the Transfer Agent should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Distributor

Effective July 27, 2009:
All references to Quasar Distributors, LLC in the Prospectus should be deleted and replaced with ALPS Distributors. In addition, all references to the address of the Distributor should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Effective July 27, 2009, the addresses under the heading “Buying Shares” beginning on page 11 of the Prospectus and the heading “Selling Shares” beginning on page 14 of the Prospectus are replaced with the following addresses:

Regular Mail	Overnight Delivery
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

Effective July 27, 2009, the bank account information under the subsection titled: “For Subsequent Investments—By Wire” on page 13 of the Prospectus should be deleted entirely and replaced with the following:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA# 011000028
DDA# 00515114
Account Name: Cullen Funds
Further credit: Cullen High Dividend Equity Fund
(your name or the title of the account)
(your account #)

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

CULLEN FUNDS TRUST

Supplement dated July 15, 2009

to

Prospectus dated April 21, 2009

Cullen High Dividend Equity Fund (the “Fund”) Class R1 and Class R2

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

At a special meeting (the “Meeting”) held on May 7, 2009, the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), voted to terminate the custody agreement with U.S. Bank, N.A. (“USB”) and the administrative, transfer agent, dividend disbursing and fund accounting services arrangements with U.S. Bancorp Fund Services, LLC (“USBFS”). The Board also voted to terminate the distribution agreement with Quasar Distributors, LLC.

At the Meeting, the Board approved on behalf of the Fund: (i) a new transfer agent and dividend disbursing agent arrangement with ALPS Fund Services, Inc. (“ALPS”); (ii) a new custody agreement with The Bank of New York Mellon (“BNYM”); (iii) a new fund administration and accounting agreement with BNYM; and (iv) a new distribution agreement with ALPS Distributors, Inc. (“ALPS Distributors”).

The new custody agreement and new fund administration and accounting agreement with BNYM became effective on July 1, 2009 and all references to USB as custodian and USBFS as administration and accounting agent are replaced with BNYM. Effective July 27, 2009, the changes to the Fund’s transfer agent, dividend disbursing agent and distributor will be implemented.

Transfer Agent and Dividend Disbursing Agent

Effective July 27, 2009:
All references to USBFS as transfer agent and dividend disbursing agent in the Prospectus should be deleted and replaced with ALPS. In addition, all references to the address of the Transfer Agent should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Distributor

Effective July 27, 2009:
All references to Quasar Distributors, LLC in the Prospectus should be deleted and replaced with ALPS Distributors. In addition, all references to the address of the Distributor should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Effective July 27, 2009, the addresses under the heading “Buying Shares” beginning on page 18 of the Prospectus and the heading “Selling Shares” beginning on page 21 of the Prospectus are replaced with the following addresses:

Regular Mail	Overnight Delivery
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

Effective July 27, 2009, the bank account information under the subsection titled: “For Subsequent Investments—By Wire” on page 20 of the Prospectus should be deleted entirely and replaced with the following:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA# 011000028
DDA# 00515114
Account Name: Cullen Funds
Further credit: Cullen High Dividend Equity Fund
(your name or the title of the account)
(your account #)

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

CULLEN FUNDS TRUST

Supplement dated July 15, 2009

to

Prospectus dated October 28, 2008

Cullen International High Dividend Fund (the “Fund”) Retail Class and Class I

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

At a special meeting (the “Meeting”) held on May 7, 2009, the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), voted to terminate the custody agreement with U.S. Bank, N.A. (“USB”) and the administrative, transfer agent, dividend disbursing and fund accounting services arrangements with U.S. Bancorp Fund Services, LLC (“USBFS”). The Board also voted to terminate the distribution agreement with Quasar Distributors, LLC.

At the Meeting, the Board approved on behalf of the Fund: (i) a new transfer agent and dividend disbursing agent arrangement with ALPS Fund Services, Inc. (“ALPS”); (ii) a new custody agreement with The Bank of New York Mellon (“BNYM”); (iii) a new fund administration and accounting agreement with BNYM; and (iv) a new distribution agreement with ALPS Distributors, Inc. (“ALPS Distributors”).

The new custody agreement and new fund administration and accounting agreement with BNYM became effective on July 1, 2009 and all references to USB as custodian and USBFS as administration and accounting agent are replaced with BNYM. Effective July 27, 2009, the changes to the Fund’s transfer agent, dividend disbursing agent and distributor will be implemented.

Transfer Agent and Dividend Disbursing Agent

Effective July 27, 2009:
All references to USBFS as transfer agent and dividend disbursing agent in the Prospectus should be deleted and replaced with ALPS. In addition, all references to the address of the Transfer Agent should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Distributor

Effective July 27, 2009:
All references to Quasar Distributors, LLC in the Prospectus should be deleted and replaced with ALPS Distributors. In addition, all references to the address of the Distributor should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Effective July 27, 2009, the addresses under the heading “Buying Shares” beginning on page 11 of the Prospectus and the heading “Selling Shares” beginning on page 13 of the Prospectus are replaced with the following addresses:

Regular Mail	Overnight Delivery
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

Effective July 27, 2009, the bank account information under the subsection titled: “For Subsequent Investments—By Wire” on page 12 of the Prospectus should be deleted entirely and replaced with the following:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA# 011000028
DDA# 00515114
Account Name: Cullen Funds
Further credit: Cullen International High Dividend Fund
(your name or the title of the account)
(your account #)

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

CULLEN FUNDS TRUST

Supplement dated July 15, 2009

to

Prospectus dated October 28, 2008

Cullen International High Dividend Fund (the “Fund”) Class C

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

At a special meeting (the “Meeting”) held on May 7, 2009, the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), voted to terminate the custody agreement with U.S. Bank, N.A. (“USB”) and the administrative, transfer agent, dividend disbursing and fund accounting services arrangements with U.S. Bancorp Fund Services, LLC (“USBFS”). The Board also voted to terminate the distribution agreement with Quasar Distributors, LLC.

At the Meeting, the Board approved on behalf of the Fund: (i) a new transfer agent and dividend disbursing agent arrangement with ALPS Fund Services, Inc. (“ALPS”); (ii) a new custody agreement with The Bank of New York Mellon (“BNYM”); (iii) a new fund administration and accounting agreement with BNYM; and (iv) a new distribution agreement with ALPS Distributors, Inc. (“ALPS Distributors”).

The new custody agreement and new fund administration and accounting agreement with BNYM became effective on July 1, 2009 and all references to USB as custodian and USBFS as administration and accounting agent are replaced with BNYM. Effective July 27, 2009, the changes to the Fund’s transfer agent, dividend disbursing agent and distributor will be implemented.

Transfer Agent and Dividend Disbursing Agent

Effective July 27, 2009:
All references to USBFS as transfer agent and dividend disbursing agent in the Prospectus should be deleted and replaced with ALPS. In addition, all references to the address of the Transfer Agent should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Distributor

Effective July 27, 2009:
All references to Quasar Distributors, LLC in the Prospectus should be deleted and replaced with ALPS Distributors. In addition, all references to the address of the Distributor should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Effective July 27, 2009, the addresses under the heading “Buying Shares” beginning on page 11 of the Prospectus and the heading “Selling Shares” beginning on page 14 of the Prospectus are replaced with the following addresses:

Regular Mail	Overnight Delivery
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

Effective July 27, 2009, the bank account information under the subsection titled: “For Subsequent Investments—By Wire” on page 13 of the Prospectus should be deleted entirely and replaced with the following:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA# 011000028
DDA# 00515114
Account Name: Cullen Funds
Further credit: Cullen International High Dividend Fund
(your name or the title of the account)
(your account #)

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

CULLEN FUNDS TRUST

Supplement dated July 15, 2009

to

Prospectus dated April 21, 2009

Cullen International High Dividend Fund (the “Fund”) Class R1 and Class R2

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

At a special meeting (the “Meeting”) held on May 7, 2009, the Board of Trustees (the “Board”) of Cullen Funds Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), voted to terminate the custody agreement with U.S. Bank, N.A. (“USB”) and the administrative, transfer agent, dividend disbursing and fund accounting services arrangements with U.S. Bancorp Fund Services, LLC (“USBFS”). The Board also voted to terminate the distribution agreement with Quasar Distributors, LLC.

At the Meeting, the Board approved on behalf of the Fund: (i) a new transfer agent and dividend disbursing agent arrangement with ALPS Fund Services, Inc. (“ALPS”); (ii) a new custody agreement with The Bank of New York Mellon (“BNYM”); (iii) a new fund administration and accounting agreement with BNYM; and (iv) a new distribution agreement with ALPS Distributors, Inc. (“ALPS Distributors”).

The new custody agreement and new fund administration and accounting agreement with BNYM became effective on July 1, 2009 and all references to USB as custodian and USBFS as administration and accounting agent are replaced with BNYM. Effective July 27, 2009, the changes to the Fund’s transfer agent, dividend disbursing agent and distributor will be implemented.

Transfer Agent and Dividend Disbursing Agent

Effective July 27, 2009:
All references to USBFS as transfer agent and dividend disbursing agent in the Prospectus should be deleted and replaced with ALPS. In addition, all references to the address of the Transfer Agent should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Distributor

Effective July 27, 2009:
All references to Quasar Distributors, LLC in the Prospectus should be deleted and replaced with ALPS Distributors. In addition, all references to the address of the Distributor should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Effective July 27, 2009, the addresses under the heading “Buying Shares” beginning on page 17 of the Prospectus and the heading “Selling Shares” beginning on page 20 of the Prospectus are replaced with the following addresses:

Regular Mail	Overnight Delivery
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

Effective July 27, 2009, the bank account information under the subsection titled: “For Subsequent Investments—By Wire” on page 20 of the Prospectus should be deleted entirely and replaced with the following:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA# 011000028
DDA# 00515114
Account Name: Cullen Funds
Further credit: Cullen International High Dividend Fund
(your name or the title of the account)
(your account #)

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

CULLEN FUNDS TRUST

Supplement dated July 15, 2009

to

Statement of Additional Information dated October 28, 2008 as supplemented November 4, 2008

Cullen High Dividend Equity Fund (“Fund”) Retail Class, Class C and Class I

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective July 27, 2009, the following changes to the Fund’s transfer agent, dividend disbursing agent and distributor will be implemented.

Transfer Agent and Dividend Disbursing Agent

All references to U.S. Bancorp Fund Services, LLC as transfer agent and dividend disbursing agent in the SAI should be deleted and replaced with ALPS Fund Services, Inc. In addition, all references to the address of the Transfer Agent should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Distributor

All references to Quasar Distributors, LLC in the SAI should be deleted and replaced with ALPS Distributors, Inc. In addition, all references to the address of the Distributor should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

The addresses to submit requests in writing to obtain a copy, without charge, of the Fund’s prospectuses referenced on the front of the SAI are deleted in their entirety and replaced with the following addresses:

Regular Mail	Overnight or Express Mail
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

Under the heading “Distributor” beginning on page B-23 of the SAI, the first three paragraphs should be deleted entirely and replaced with the following:

ALPS Distributors, Inc. (“ALPS Distributors”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of July 27, 2009 (the “Distribution Agreement”). ALPS Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc (“FINRA”). The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Under the Distribution Agreement, ALPS Distributors agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund’s prospectus; (ii) hold itself available to receive orders, satisfactory to ALPS Distributors, for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at ALPS Distributors’ discretion, Fund shares; (vii) enter into agreements, at ALPS Distributors’ discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plan (please refer to the distribution plan section below). Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by ALPS Distributors but not payable by the Trust under its 12b-1 plan of distribution shall be paid by the Adviser.

The Distribution Agreement may be terminated, after two years subsequent to July 27, 2009, at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund on 60 days written notice to ALPS or (ii) by ALPS. If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or shareholders of the Fund, and, in either event, by a majority of the Independent Trustees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

CULLEN FUNDS TRUST

Supplement dated July 15, 2009

to

Statement of Additional Information dated October 28, 2008 as supplemented November 4, 2008

Cullen International High Dividend Fund (“Fund”) Retail Class, Class C and Class I

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective July 27, 2009, the following changes to the Fund’s transfer agent, dividend disbursing agent and distributor will be implemented.

Transfer Agent and Dividend Disbursing Agent

All references to U.S. Bancorp Fund Services, LLC as transfer agent and dividend disbursing agent in the SAI should be deleted and replaced with ALPS Fund Services, Inc. In addition, all references to the address of the Transfer Agent should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Distributor

All references to Quasar Distributors, LLC in the SAI should be deleted and replaced with ALPS Distributors, Inc. In addition, all references to the address of the Distributor should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

The addresses to submit requests in writing to obtain a copy, without charge, of the Fund’s prospectuses referenced on the front of the SAI are deleted in their entirety and replaced with the following addresses:

Regular Mail	Overnight or Express Mail
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

Under the heading “Distributor” beginning on page B-22 of the SAI, the first three paragraphs should be deleted entirely and replaced with the following:

ALPS Distributors, Inc. (“ALPS Distributors”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of July 27, 2009 (the “Distribution Agreement”). ALPS Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc (“FINRA”). The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Under the Distribution Agreement, ALPS Distributors agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund’s prospectus; (ii) hold itself available to receive orders, satisfactory to ALPS Distributors, for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at ALPS Distributors’ discretion, Fund shares; (vii) enter into agreements, at ALPS Distributors’ discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plan (please refer to the distribution plan section below). Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by ALPS Distributors but not payable by the Trust under its 12b-1 plan of distribution shall be paid by the Adviser.

The Distribution Agreement may be terminated, after two years subsequent to July 27, 2009, at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund on 60 days written notice to ALPS or (ii) by ALPS. If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or shareholders of the Fund, and, in either event, by a majority of the Independent Trustees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

CULLEN FUNDS TRUST

Supplement dated July 15, 2009

to

Statement of Additional Information dated April 21, 2009

Cullen High Dividend Equity Fund and Cullen International High Dividend Fund (collectively, the “Funds”) Class R1 and Class R2

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective July 27, 2009, the following changes to the Funds’ transfer agent, dividend disbursing agent and distributor will be implemented.

Transfer Agent and Dividend Disbursing Agent

All references to U.S. Bancorp Fund Services, LLC as transfer agent and dividend disbursing agent in the SAI should be deleted and replaced with ALPS Fund Services, Inc. In addition, all references to the address of the Transfer Agent should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

Distributor

All references to Quasar Distributors, LLC in the SAI should be deleted and replaced with ALPS Distributors, Inc. In addition, all references to the address of the Distributor should be deleted and replaced with 1290 Broadway, Denver, CO 80203.

The addresses to submit requests in writing to obtain a copy, without charge, of the Funds’ prospectuses referenced on the front of the SAI are deleted in their entirety and replaced with the following addresses:

Regular Mail	Overnight or Express Mail
Cullen Funds	Cullen Funds
P.O. Box 13584	1290 Broadway
Denver, CO 80201	Suite 1100
Denver, CO 80203

Under the heading “Distributor” beginning on page B-22 of the SAI, the first three paragraphs should be deleted entirely and replaced with the following:

ALPS Distributors, Inc. (“ALPS Distributors”) serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust dated as of July 27, 2009 (the “Distribution Agreement”). ALPS Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc (“FINRA”). The offering of each Fund’s shares is continuous. The

Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute each Fund’s shares.

Under the Distribution Agreement, ALPS Distributors agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Funds’ prospectus; (ii) hold itself available to receive orders, satisfactory to ALPS Distributors, for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at ALPS Distributors’ discretion, Fund shares; (vii) enter into agreements, at ALPS Distributors’ discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plan (please refer to the distribution plan section below). Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by ALPS Distributors but not payable by the Trust under its 12b-1 plan of distribution shall be paid by the Adviser.

The Distribution Agreement may be terminated, after two years subsequent to July 27, 2009, at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of either Fund on 60 days written notice to ALPS or (ii) by ALPS. If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or shareholders of each Fund, and, in either event, by a majority of the Independent Trustees.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE